Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
The Growth Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class A
Trading Symbol	AGTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.60% *
*
Annualized
.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class C
Trading Symbol	GFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.35% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class T
Trading Symbol	TFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-1
Trading Symbol	GFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.65% *
*
Annualized
.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-2
Trading Symbol	GFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-3
Trading Symbol	GAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-A
Trading Symbol	CGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-C
Trading Symbol	CGFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.39% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
The Growth Fund of America®- Class 529-E - CGFEX
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-E
Trading Symbol	CGFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.87% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-T
Trading Symbol	TAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.46% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional infor m ation about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-1
Trading Symbol	RGAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.37% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America- Class R-2 - RGABX
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2
Trading Symbol	RGABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.38% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-2E - RGEBX
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2E
Trading Symbol	RGEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-3 - RGACX
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-3
Trading Symbol	RGACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.94% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-4 - RGAEX
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-4
Trading Symbol	RGAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5E
Trading Symbol	RGAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.44% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5
Trading Symbol	RGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class R-6
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-6
Trading Symbol	RGAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 298,480,000,000
Holdings Count | Holding	321
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.